UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22563

Mairs and Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Mairs & Power Growth Fund

SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 97.3%
	BASIC INDUSTRIES 15.7%
2,185,000	Bemis Co., Inc.	$68,761,950
1,415,153	Ecolab, Inc.	91,716,066
2,850,000	H.B. Fuller Co.(a)	87,438,000
2,270,000	Valspar Corp.	127,347,000
		375,263,016
	CAPITAL GOODS 16.3%
332,000	Badger Meter, Inc.	12,081,480
2,620,000	Donaldson Co., Inc.	90,940,200
690,000	Fastenal Co.	29,663,100
1,870,000	Graco, Inc.	94,023,600
1,200,000	MTS Systems Corp.(a)	64,260,000
2,190,000	Pentair, Inc.	97,476,900
		388,445,280
	CONSUMER CYCLICAL 9.5%
510,000	G&K Services, Inc., Class A	15,968,100
1,700,000	Target Corp.	107,899,000
2,440,000	Toro Co.	97,063,200
130,000	The Walt Disney Company	6,796,400
		227,726,700
	CONSUMER STAPLE 5.1%
1,450,000	General Mills, Inc.	57,782,500
2,230,000	Hormel Foods Corp.	65,205,200
		122,987,700
	DIVERSIFIED 7.3%
1,210,000	3M Co.	111,828,200
2,730,000	General Electric Co.	61,998,300
		173,826,500
	ENERGY 0.9%
296,700	Schlumberger, Ltd.(c)	21,460,311

	FINANCIAL 11.7%
900,000	Associated Banc-Corp.	11,853,000
1,150,000	Principal Financial Group	30,981,000
3,110,000	TCF Financial Corp.	37,133,400
300,000	The Travelers Cos., Inc.	20,478,000
2,910,000	U.S. Bancorp	99,813,000
1,920,000	Wells Fargo & Co.	66,297,600
720,000	Western Union Co.	13,118,400
		279,674,400
	HEALTH CARE 17.5%
1,030,000	Baxter International Inc.	62,067,800
1,090,000	Johnson & Johnson	75,111,900
2,270,000	Medtronic, Inc.	97,882,400
990,000	Patterson Cos., Inc.	33,897,600
1,550,000	Pfizer Inc.	38,517,500
1,300,000	St. Jude Medical, Inc.	54,769,000
628,800	SurModics, Inc.(b)	12,714,336
200,500	Techne Corp.	14,423,970
430,000	Zimmer Holdings, Inc.	29,076,600
		418,461,106
	TECHNOLOGY 11.5%
2,020,000	Corning Inc.	26,563,000
821,500	Cray Inc.(b)	10,433,050
1,720,000	Daktronics, Inc.	16,357,200
1,775,000	Emerson Electric Co.	85,679,250
170,000	Fiserv, Inc.(b)	12,585,100
1,550,000	Honeywell International Inc.	92,612,500
780,000	Intel Corp.	17,690,400
237,500	NVE Corporation(b)	14,057,625
		275,978,125

Mairs & Power Growth Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TRANSPORTATION 1.8%
330,000	C.H. Robinson Worldwide, Inc.	$19,321,500
320,000	United Parcel Service, Inc., Class B	22,902,400
		42,223,900

	TOTAL COMMON STOCKS	$2,326,047,038
	(cost $1,391,241,666)

	SHORT-TERM INVESTMENTS 2.6%
62,824,405	First American Prime Obligations Fund, Class Z, 0.07%(d)	$62,824,405
	(cost $62,824,405)

	TOTAL INVESTMENTS 99.9%	$2,388,871,443
	(cost $1,454,066,071)

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	1,849,124

	TOTAL NET ASSETS 100.0%	$2,390,720,567

(a)	Affiliated company.
(b)	Non-income producing.
(c)	Foreign security denominated in U.S. dollars. As of September 30, 2012, these securities represented $21,460,311 or 0.90% of total net assets.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 33.4%
	FEDERAL AGENCY OBLIGATIONS 1.6%
$500,000	Federal National Mortgage Association	4.050%	12/17/25	$503,385
500,000	Federal Home Loan Banks	4.740%	01/07/26	504,932
500,000	Federal Farm Credit Bank	4.700%	01/04/27	504,807
500,000	Federal National Mortgage Association	4.000%	10/03/31	500,094
500,000	Federal National Mortgage Association	4.000%	10/24/31	500,932
500,000	Federal National Mortgage Association	4.150%	11/07/31	500,743
500,000	Federal National Mortgage Association	4.000%	04/09/32	505,757
500,000	Federal Farm Credit Bank	4.150%	11/16/35	501,357
				4,022,007
	CORPORATE BONDS 28.5%
	CONSUMER CYCLICAL 1.0%
500,000	Best Buy Co., Inc.(a)	7.000%	07/15/13	514,802
500,000	Deluxe Corp.	7.375%	06/01/15	508,750
500,000	Gannett Co., Inc.	6.375%	09/01/15	546,250
500,000	Deluxe Corp.	7.000%	03/15/19	531,875
500,000	Best Buy Co., Inc.	5.500%	03/15/21	470,430
				2,572,107
	FINANCIAL 17.5%
500,000	SunTrust Banks, Inc.	5.250%	11/05/12	502,431
500,000	Harley Davidson Funding Corp.(b)	5.250%	12/15/12	503,878
453,000	City National Corp.	5.125%	02/15/13	458,744
250,000	Goldman Sachs Group, Inc.(b)	8.000%	03/01/13	256,481
500,000	Metropolitan Life Global Funds I(b)	5.125%	04/10/13	512,048
500,000	Fifth Third Bancorp	6.250%	05/01/13	516,181
500,000	Genworth Life Financial Inc.(b)	5.875%	05/03/13	510,063
500,000	Protective Life Corp.	4.300%	06/01/13	511,626
250,000	Allstate Corp.	7.500%	06/15/13	262,357
500,000	SLM Corporation	5.000%	10/01/13	518,125
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	505,593
415,000	Liberty Mutual Group Inc.(b)	5.750%	03/15/14	435,967
500,000	GATX Corp.	8.750%	05/15/14	559,217
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	514,043
500,000	Citigroup Inc.	5.000%	09/15/14	527,360
500,000	Regions Financial Corp.	7.750%	11/10/14	556,250
500,000	SLM Corporation	5.050%	11/14/14	527,755
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	533,879
500,000	Principal Life Global(b)	5.050%	03/15/15	544,306
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	538,969
500,000	TCF National Bank	5.500%	02/01/16	532,619
500,000	Key Bank National Association	5.450%	03/03/16	561,838
500,000	Symetra Financial Corp.(b)	6.125%	04/01/16	540,902
250,000	Security Benefit Life Insurance(b)	8.750%	05/15/16	268,175
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	546,312
500,000	Torchmark Corp.	6.375%	06/15/16	569,905
500,000	Western Union Co.	5.930%	10/01/16	588,289
500,000	National City Bank	5.250%	12/15/16	565,523
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	560,642
500,000	Citigroup Inc.	5.500%	02/15/17	553,763
500,000	Ford Motor Credit Co.	3.875%	03/20/17	499,040
500,000	White Mountain Group, Ltd.(b)(c)	6.375%	03/20/17	528,991
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	273,504
500,000	Royal Bank of Scotland Group, PLC(c)	4.250%	07/15/17	495,882
500,000	Ford Motor Credit Co., LLC	3.000%	08/20/17	498,316
500,000	Comerica Incorporated	5.200%	08/22/17	569,068
500,000	Bank of America Corp.	6.000%	09/01/17	578,340
500,000	American Express Company	6.000%	09/13/17	606,515
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	247,572
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	601,175

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	The Hartford Financial Services Group Inc.	4.000%	10/15/17	$537,418
500,000	Prudential Financial Inc.	6.000%	12/01/17	591,881
500,000	Barclays Bank, PLC(b)(c)	6.050%	12/04/17	538,034
1,000,000	Morgan Stanley	5.950%	12/28/17	1,123,246
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	580,623
500,000	Wachovia Corp.	5.750%	02/01/18	603,792
500,000	United Health Group, Inc.	6.000%	02/15/18	614,084
250,000	Lincoln National Corp.	7.000%	03/15/18	298,375
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	604,085
500,000	Morgan Stanley	6.625%	04/01/18	574,470
1,000,000	Jefferies Group, Inc.	5.125%	04/13/18	1,015,000
500,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	599,057
500,000	Provident Cos.	7.000%	07/15/18	570,850
500,000	MetLife Inc.	6.817%	08/15/18	629,149
500,000	Associated Banc-Corp	9.250%	10/15/18	505,191
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	567,303
500,000	Royal Bank of Scotland Group, PLC(c)	5.250%	02/15/19	495,770
500,000	BB&T Corp.	6.850%	04/30/19	640,993
250,000	Berkley (WR) Corp.	6.150%	08/15/19	286,209
500,000	Prospect Capital Corp.	5.950%	09/15/19	496,861
500,000	Protective Life Corp.	7.375%	10/15/19	595,565
500,000	Credit Suisse(c)	5.400%	01/14/20	546,486
500,000	Morgan Stanley	5.500%	01/26/20	544,246
500,000	The Hartford Financial Services Group Inc.	5.500%	03/30/20	565,856
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	440,898
537,000	Manufacturers & Traders Trust Co.(a)	5.585%	12/28/20	535,447
1,000,000	Nationwide Financial Services(b)	5.375%	03/25/21	1,058,422
500,000	Markel Corporation	5.350%	06/01/21	539,964
500,000	Goldman Sachs Group, Inc.	5.250%	07/27/21	551,217
500,000	Genworth Life Financial Inc.	7.625%	09/24/21	510,317
500,000	AFLAC, Inc.	4.000%	02/15/22	547,524
500,000	GATX Corp.	4.750%	06/15/22	528,349
500,000	CNA Financial Corp.	7.250%	11/15/23	617,375
500,000	Pacific Life Insurance Co.(b)	7.900%	12/30/23	614,397
250,000	Liberty Mutual Insurance Co.(b)	8.500%	05/15/25	316,593
500,000	Barclays Bank, PLC(a)(c)	4.000%	06/20/25	494,263
500,000	Citigroup Inc.	5.200%	01/25/27	504,432
250,000	Provident Cos.	7.250%	03/15/28	280,745
500,000	Farmers Exchange Capital(b)	7.050%	07/15/28	606,908
500,000	Bank of America Corp.(a)	5.500%	03/29/30	509,705
10,000	Raymond James Financial Inc.	6.900%	03/15/42	274,600
				43,037,344
	INDUSTRIAL 8.1%
500,000	Cargill, Inc.(b)	5.200%	01/22/13	507,422
500,000	Transocean Ltd.(c)	5.250%	03/15/13	509,913
250,000	Willamette Industries	7.125%	07/22/13	256,532
500,000	Ingersoll-Rand Co., Ltd.(c)	6.000%	08/15/13	523,121
250,000	Maytag Corp.	5.000%	05/15/15	258,922
340,000	Johnson Controls, Inc.	5.500%	01/15/16	389,673
500,000	International Paper Co.	5.250%	04/01/16	554,725
500,000	SUPERVALU Inc.	8.000%	05/01/16	446,250
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	579,349
500,000	Valspar Corp.	6.050%	05/01/17	571,383
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	536,130
525,000	Cargill, Inc.(b)	6.000%	11/27/17	635,795
250,000	ServiceMaster Co.	7.100%	03/01/18	242,500
1,000,000	Avon Products, Inc.	4.200%	07/15/18	1,006,998

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$250,000	ConocoPhillips	6.650%	07/15/18	$313,772
350,000	PPG Industries	7.400%	08/15/19	435,935
500,000	MASCO Corp.	7.125%	03/15/20	569,158
500,000	Safeway, Inc.	3.950%	08/15/20	486,873
500,000	Cliffs Natural Resources, Inc.	4.875%	04/01/21	489,390
500,000	Pentair, Inc.	5.000%	05/15/21	563,001
500,000	Carpenter Technology	5.200%	07/15/21	526,121
500,000	Safeway, Inc.	4.750%	12/01/21	509,760
500,000	Idex Corporation	4.200%	12/15/21	522,892
500,000	MASCO Corp.	5.950%	03/15/22	547,755
500,000	URS Corp.(b)	5.000%	04/01/22	513,542
500,000	Murphy Oil Corp.	4.000%	06/01/22	530,732
500,000	Whirlpool Corporation	4.700%	06/01/22	516,168
500,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp.(b)	4.875%	07/11/22	499,119
1,000,000	Hewlett-Packard Company	4.050%	09/15/22	1,011,678
500,000	Wyeth	6.450%	02/01/24	682,092
865,000	Union Carbide Corp.	7.500%	06/01/25	1,048,936
500,000	Toro Co.	7.800%	06/15/27	598,668
889,000	Land O'Lakes Capital Trust I(b)	7.450%	03/15/28	866,775
500,000	Global Marine	7.000%	06/01/28	554,795
1,000,000	Pitney Bowes	5.250%	01/15/37	1,032,402
				19,838,277
	UTILITIES 1.9%
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	531,539
500,000	Commonwealth Edison Co.	6.150%	09/15/17	612,872
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	285,034
250,000	South Jersey Gas Co.	7.125%	10/22/18	317,596
250,000	United Utilities PLC(c)	5.375%	02/01/19	274,350
500,000	Chesapeake Energy	6.775%	03/15/19	501,250
250,000	Verizon Communications, Inc.	6.350%	04/01/19	320,538
500,000	CenturyLink, Inc.	6.150%	09/15/19	560,243
500,000	U S West Capital Funding Inc.	6.875%	07/15/28	527,603
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	499,818
10,000	Nextera Energy Capital	5.700%	03/01/72	268,500
				4,699,343

	TOTAL CORPORATE BONDS			70,147,071

	ASSET BACKED SECURITIES 3.3%
67,939	GATX Corp.	7.500%	02/28/15	71,506
500,000	American Airlines, Inc.(b)(d)	7.500%	03/15/16	502,500
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust(b)	6.750%	05/23/17	510,650
428,719	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	01/08/18	500,529
447,373	American Airlines Pass Through Trust 2011-1 Pass Through Cert(b)	7.000%	07/31/19	454,084
368,800	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	390,928
887,872	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	914,508
465,457	Delta Airlines 2011-1 Pass Thru Cert	5.300%	10/15/20	505,021
898,707	America West Airlines, Inc.	8.057%	01/02/22	970,604
947,275	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	992,270
214,321	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	238,967
403,720	Southwest Airlines Co.	6.150%	02/01/24	459,231
954,152	US Airways 2010-1 Class A Pass Through Cert	6.250%	10/22/24	1,018,557
491,968	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	04/22/25	542,395
				8,071,750

	TOTAL FIXED INCOME SECURITIES			$82,240,828
	(cost $74,978,098)

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 59.5%
	BASIC INDUSTRIES 5.9%
81,000	Bemis Co., Inc.	$2,549,070
14,000	Ecolab, Inc.	907,340
154,000	H.B. Fuller Co.	4,724,720
115,000	Valspar Corp.	6,451,500
		14,632,630
	CAPITAL GOODS 6.0%
80,000	Graco, Inc.	4,022,400
23,000	Ingersoll-Rand Co., Ltd.(c)	1,030,860
91,000	MTS Systems Corp.	4,873,050
108,000	Pentair, Inc.	4,807,080
		14,733,390
	CONSUMER CYCLICAL 6.1%
140,000	Deluxe Corp.	4,278,400
15,000	Genuine Parts Co.	915,450
74,000	Home Depot, Inc.	4,467,380
30,000	Sturm, Ruger & Co., Inc.	1,484,700
36,000	Target Corp.	2,284,920
40,000	Toro Co.	1,591,200
		15,022,050
	CONSUMER STAPLE 4.0%
73,000	General Mills, Inc.	2,909,050
15,000	The Hershey Co.	1,063,350
120,000	Hormel Foods Corp.	3,508,800
26,000	Kimberly-Clark Corp.	2,230,280
50,000	SUPERVALU Inc.	120,500
		9,831,980
	DIVERSIFIED 4.3%
72,000	3M Co.	6,654,240
170,000	General Electric Co.	3,860,700
		10,514,940
	ENERGY 6.0%
35,000	BP p.l.c. ADR(c)(e)	1,482,600
50,000	ConocoPhillips	2,859,000
36,000	Exxon Mobil Corp.	3,292,200
27,000	Murphy Oil Corp.	1,449,630
78,000	Schlumberger, Ltd.(c)	5,641,740
		14,725,170
	FINANCIAL 9.4%
26,000	American Express Co.	1,478,360
74,000	Associated Banc-Corp.	974,580
59,000	Bank of America Corp.	520,970
83,000	JPMorgan Chase & Co.	3,359,840
20,000	Lincoln National Corp.	483,800
149,000	Principal Financial Group	4,014,060
114,000	TCF Financial Corp.	1,361,160
35,000	The Travelers Cos., Inc.	2,389,100
98,000	U.S. Bancorp	3,361,400
156,000	Wells Fargo & Co.	5,386,680
		23,329,950
	HEALTH CARE 8.3%
18,000	Abbott Laboratories	1,234,080
85,000	Baxter International Inc.	5,122,100
51,000	Bristol-Myers Squibb Co.	1,721,250
60,000	Eli Lilly & Co.	2,844,600
40,000	Johnson & Johnson	2,756,400
76,000	Medtronic, Inc.	3,277,120
142,000	Pfizer Inc.	3,528,700
		20,484,250

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY 6.1%
117,000	Corning Inc.	$1,538,550
119,000	Emerson Electric Co.	5,744,130
89,000	Honeywell International Inc.	5,317,750
12,000	International Business Machines Corp.	2,489,400
		15,089,830
	TRANSPORTATION 2.1%
72,000	United Parcel Service, Inc., Class B	5,153,040

	UTILITIES 1.3%
37,000	ALLETE, Inc.	1,544,380
21,000	MDU Resources Group, Inc.	462,840
40,000	Xcel Energy Inc.	1,108,400
		3,115,620

	TOTAL COMMON STOCKS	$146,632,850
	(cost $91,653,266)

	PREFERRED STOCKS 0.3%
	FINANCIAL 0.2%
20,000	Protective Life Corp.(f)	$510,000

	UTILITIES 0.1%
10,000	SCE Trust I(f)	260,800

	TOTAL PREFERRED STOCKS	$770,800
	(cost $750,000)

	SHORT-TERM INVESTMENTS 6.5%
4,060,257	Dreyfus Cash Management, 0.07%(g)	$4,060,257
12,000,000	First American Prime Obligations Fund, Class Z, 0.07%(g)	12,000,000

	TOTAL SHORT-TERM INVESTMENTS	$16,060,257
	(cost $16,060,257)

	TOTAL INVESTMENTS 99.7%	$245,704,735
	(cost $183,441,621)

	OTHER ASSETS AND LIABILITIES (NET) 0.3%	823,284

	TOTAL NET ASSETS 100.0%	$246,528,019

(a)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2012.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Funds's Board of Trustees. As of September 30, 2012, these securities represented $11,725,052 or 4.8% of total net assets.

(c)	Foreign security denominated in U.S. dollars. As of September 30, 2012, these securities represented $12,562,010 or 5.1% of total net assets.
(d)	Non-income producing - Issue is in default.
(e)	American Depository Receipt.
(f)	Non-income producing.
(g)	The rate quoted is the annualized seven-day effective yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund

SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 97.0%
	BASIC INDUSTRIES 13.3%
39,900	Apogee Enterprises, Inc.	$782,838
23,000	Bemis Co., Inc.	723,810
20,100	Hawkins, Inc.	835,155
40,500	Titan Machinery, Inc.(a)	821,340
12,400	Valspar Corp.	695,640
		3,858,783
	CAPITAL GOODS 17.7%
19,600	Badger Meter, Inc.	713,244
7,400	Chart Industries, Inc.(a)	546,490
11,400	Graco, Inc.	573,192
40,278	MOCON, Inc.	596,920
11,700	MTS Systems Corp.	626,535
24,500	Oshkosh Corporation(a)	672,035
11,800	Pentair, Inc.	525,218
12,500	Snap-on Incorporated	898,375
		5,152,009
	CONSUMER CYCLICAL 12.1%
8,800	Buffalo Wild Wings, Inc.(a)	754,512
11,200	Cabela's Inc.(a)	612,416
26,800	Deluxe Corp.	819,008
32,400	LKQ Corporation(a)	599,400
18,600	Toro Co.	739,908
		3,525,244
	CONSUMER STAPLE 2.7%
12,600	Casey's General Stores, Inc.	719,964
1,100	Morningstar, Inc.	68,904
		788,868
	ENERGY 6.0%
61,900	Kodiak Oil & Gas Corp.(a)(b)	579,384
21,300	Oasis Petroleum Inc.(a)	627,711
26,600	Superior Energy Services, Inc.(a)	545,832
		1,752,927
	FINANCIAL 15.0%
76,300	Associated Banc-Corp.	1,004,871
30,600	Associated Estates Realty Corporation	463,896
132,333	Bank Mutual Corp.	602,115
46,000	PrivateBancorp, Inc.	735,540
50,300	TCF Financial Corp.	600,582
8,100	Waddell & Reed Financial, Inc.	265,437
18,400	Wintrust Financial Corporation	691,288
		4,363,729
	HEALTH CARE 6.7%
11,700	Landauer, Inc.	698,724
14,500	Patterson Cos., Inc.	496,480
10,600	Techne Corp.	762,564
		1,957,768
	TECHNOLOGY 11.5%
10,600	Advent Software, Inc.(a)	260,442
58,800	Cray Inc.(a)	746,760
43,600	Daktronics, Inc.	414,636
9,700	NVE Corporation(a)	574,143
13,500	Proto Labs, Inc.(a)	456,570
3,800	SPS Commerce, Inc.(a)	146,186
79,300	VASCO Data Security International, Inc.(a)	743,834
		3,342,571
	TRANSPORTATION 4.9%
26,900	Echo Global Logistics, Inc.(a)	461,335
33,000	Hub Group, Inc.(a)	979,440
		1,440,775

Mairs & Power Small Cap Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2012

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		UTILITIES 7.1%
24,800		ALLETE, Inc.	$1,035,152
46,900		MDU Resources Group, Inc.	1,033,676
			2,068,828

		TOTAL COMMON STOCKS	$28,251,502
		(cost $25,303,873)

		SHORT-TERM INVESTMENTS 3.5%
1,017,124		First American Prime Obligations Fund, Class Z, 0.07%(c)	$1,017,124
		(cost $1,017,124)

		TOTAL INVESTMENTS 100.5%	$29,268,626
		(cost $26,320,997)

		OTHER ASSETS AND LIABILITIES (NET) (0.5)%	(159,490)

		TOTAL NET ASSETS 100.0%	$29,109,136

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2012, these securities represented $579,384 or 1.99% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2012.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	September 30, 2012

Security Valuations
Security valuations for the Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) investments are furnished by independent pricing services that have been approved by the Funds’ Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of September 30, 2012, no securities in the Funds were valued using this method.

In preparing the financial statement, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statement was available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of September 30, 2012:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$2,388,871,443	$163,463,907	$29,268,626
Level 2**	-	82,240,828	-
Level 3	-	-	-
Total	$2,388,871,443	$245,704,735	$29,268,626

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2012

*   All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major industry classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers between levels during the period and did not hold any Level 3 investments at either September 30, 2012 or December 31, 2011, therefore, a roll forward of Level 3 investments is not required.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$1,356,190,122	$147,099,094	$4,694,676
Gross unrealized appreciation	$766,509,980	$46,189,219	$533,789
Gross unrealized depreciation	(148,139,890)	(7,720,459)	(58,583)
Net unrealized appreciation	$618,370,090	$38,468,760	$475,206
Undistributed ordinary income	$376,379	$68,593	$4,214
Undistributed long-term capital gains	188,763	-	-
Total distributable earnings	$565,142	$68,593	$4,214
Other accumulated earnings	-	-	(582)
Total accumulated earnings	$618,935,232	$38,537,353	$478,838

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2012. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/11	Purchases	Sales	Balance 09/30/12	Dividend Income	Fair Value at 09/30/12
H.B. Fuller Co.	2,980,000	-	130,000	2,850,000	$ 706,500	$ 87,438,000
MTS Systems Corp.	1,200,000	-	-	1,200,000	960,000	64,260,000
					$ 1,666,500	$151,698,000

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs and Power Funds Trust

By (Signature and Title) /s/ William B. Frels
 William B. Frels, President

Date        11/13/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William B. Frels
   William B. Frels, President
   (Principal Executive Officer)

Date        11/13/2012

By (Signature and Title)* /s/ Andrea C. Stimmel
   Andrea C. Stimmel, Treasurer
                                                                   (Principal Financial Officer)

Date        11/13/2012

* Print the name and title of each signing officer under his or her signature.